Convertible Senior Secured Debentures (Details) (USD $)	6 Months Ended		12 Months Ended		0 Months Ended		6 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 02, 2014 Convertible Debt [Member]	May 27, 2014 Convertible Debt [Member]	Jun. 30, 2014 Convertible Debt [Member]	May 27, 2014 Convertible Debt [Member]	May 27, 2014 Convertible Debt [Member] Minimum [Member]	May 27, 2014 Convertible Debt [Member] Maximum [Member]
Convertible Senior Secured Debentures (Details) [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature							The debentures may be converted by each buyer commencing on the 91st day following closing and through maturity, either in whole or in part, up to the full principal amount and accrued interest thereunder into shares of common stock at $0.50 per share.The Company may force conversion of the debentures into shares of common stock at $0.50 per share, either in whole or in part, if the closing sale price of shares of common stock during any ten consecutive trading days has been at or above $1.00 per share.In the event the average closing price of the common stock for the ten trading days immediately preceding, but not including, the maturity date of the debentures is equal to or greater than $0.80, then on the maturity date, the buyers must convert all remaining principal due under the debentures.
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 0.50
Registration Rights, Description							Registration Rights . The Company has agreed to file a "resale" registration statement with the Securities and Exchange Commission covering all shares of common stock underlying the debentures and Class C warrants within 90 days of the final closing, on or before August 31, 2014, and to maintain the effectiveness of the registration statement for five years, or until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Registrant has agreed to use its reasonable best efforts to have the registration statement declared effective within 120 days of the filing date. The Company is obligated to pay to investors liquidated damages equal to 1.0% per month in cash for every thirty day period up to a maximum of six percent, (i) that the registration statement has not been filed after the filing date, (ii) following the effectiveness date that the registration statement has not been declared effective; and (iii) as otherwise set forth in the financing agreements.
Warrant, Fair Value					$ 424,692	$ 1,274,074	$ 1,698,766
Fair Value Assumptions, Expected Term						5 years
Fair Value Assumptions, Risk Free Interest Rate									1.56%	1.60%
Fair Value Assumptions, Expected Volatility Rate						99.00%
Debt Instrument, Unamortized Premium							1,604,390	1,698,766
Debt Instrument, Convertible, Remaining Discount Amortization Period						18 months
Amortization of Financing Costs and Discounts	94,376	0	0	0
Due to Related Parties							$ 295,000